EQUITY	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss for the three months ended June 30, 2014 and 2013:

	Three months ended June 30, 2014
	Currency translation adjustment	Unrealized gain (loss) from available-for-sale securities	Unrealized gain (loss) on derivative financial instruments	Defined benefit plan items	Total accumulated other comprehensive income (loss)

	U.S. $ in millions
Other comprehensive income (loss) before reclassifications	$6	$(13)	$5	$-	$(2)
Amounts reclassified from accumulated other comprehensive income (loss) before tax:
Currency translation adjustment, included in general and administrative expenses	(5)	-	-	-	(5)
Gain on marketable securities, included in financial expenses - net	-	(2)	-	-	(2)
Loss on defined benefit plans, included in various statement of income items**	-	-	-	*	*
Amounts reclassified from accumulated other comprehensive income (loss) before tax	(5)	(2)	-	*	(7)
Net other comprehensive income (loss) before tax	1	(15)	5	-	(9)
Income tax related to items of other comprehensive income (loss)	-	-	-	*	*
Net other comprehensive income (loss) after tax	$1	$(15)	$5	$ *	$(9)

	Three months ended June 30, 2013
	Currency translation adjustment	Unrealized gain (loss) from available-for-sale securities	Unrealized gain (loss) on derivative financial instruments	Defined benefit plan items	Total accumulated other comprehensive income (loss)

	U.S. $ in millions
Other comprehensive income (loss) before reclassifications	$(137)	$(11)	$(59)	$(7)	$(214)
Amounts reclassified from accumulated other comprehensive income (loss) before tax:
Loss on derivative financial instruments, included in net revenues	-	-	5	-	5
Loss on defined benefit plans, included in various statement of income items**	-	-	-	1	1
Amounts reclassified from accumulated other comprehensive income (loss) before tax	-	-	5	1	6
Net other comprehensive income (loss) before tax	(137)	(11)	(54)	(6)	(208)
Income tax related to items of other comprehensive income (loss)	-	-	-	5	5
Net other comprehensive loss after tax	$(137)	$(11)	$(54)	$(1)	$(203)

* Represents an amount of less than $0.5 million.
** Affected cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses.

The following tables present the changes in the components of accumulated other comprehensive loss for the six months ended June 30, 2014 and 2013:

	Six months ended June 30, 2014
	Currency translation adjustment	Unrealized gain (loss) from available-for-sale securities	Unrealized gain (loss) on derivative financial instruments	Defined benefit plan items	Total accumulated other comprehensive income (loss)

	U.S. $ in millions
Other comprehensive income (loss) before reclassifications	$(167)	$9	$(7)	$5	$(160)
Amounts reclassified from accumulated other comprehensive income (loss) before tax:
Currency translation adjustment, included in general and administrative expenses	(5)	-	-	-	(5)
Gain on marketable securities, included in financial expenses - net	-	(3)	-	-	(3)
Loss on derivative financial instruments, included in net revenues	-	-	2	-	2
Loss on defined benefit plans, included in various statement of income items**	-	-	-	1	1
Amounts reclassified from accumulated other comprehensive income (loss) before tax	(5)	(3)	2	1	(5)
Net other comprehensive income (loss) before tax	(172)	6	(5)	6	(165)
Income tax related to items of other comprehensive income (loss)	-	-	-	*	*
Net other comprehensive income (loss) after tax	$(172)	$6	$(5)	$6	$(165)

	Six months ended June 30, 2013
	Currency translation adjustment	Unrealized gain (loss) from available-for-sale securities	Unrealized gain (loss) on derivative financial instruments	Defined benefit plan items	Total accumulated other comprehensive income (loss)

	U.S. $ in millions
Other comprehensive income (loss) before reclassifications	$(472)	$(5)	$7	$2	$(468)
Amounts reclassified from accumulated other comprehensive income (loss) before tax:
Currency translation adjustment, included in financial expenses - net	17	-	-	-	17
Loss on derivative financial instruments, included in net revenues	-	-	5	-	5
Loss on defined benefit plans, included in various statement of income items**	-	-	-	1	1
Amounts reclassified from accumulated other comprehensive income (loss) before tax	17	-	5	1	23
Net other comprehensive income (loss) before tax	(455)	(5)	12	3	(445)
Income tax related to items of other comprehensive income (loss)	-	-	-	6	6
Net other comprehensive income (loss) after tax	$(455)	$(5)	$12	$9	$(439)

* Represents an amount of less than $0.5 million.
** Affected cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses.

Share repurchase program

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares and American depository shares, of which, as of June 30, 2014, $1.33 billion remain available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time.

As of June 30, 2014, Teva had a treasury share balance of 97.3 million shares compared to a balance of 98.8 million shares as of December 31, 2013.

The following table summarizes the shares repurchased and the amount Teva spent on these repurchases:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	in millions
Amount spent on shares repurchased	$-	$297	$-	$497
Number of shares repurchased	-	7.6	-	12.8